Insider Trading Policies and Procedures	12 Months Ended
Dec. 31, 2024
Insider Trading Policies and Procedures [Line Items]
Insider Trading Policies and Procedures Not Adopted	We have insider trading policies and procedures governing the purchase, sale and other disposition of our securities that apply to directors, officers and employees, and to Antero Midstream itself. We believe our insider trading policies and procedures are reasonably designed to promote compliance with insider trading laws, rules and regulations, and the listing standards applicable to Antero Midstream. Our Insider Trading Policies were filed as Exhibit 19.1 to its Annual Report on Form 10-K for the year ended December 31, 2024.